Convertible bonds (Tables)	12 Months Ended
Dec. 31, 2023
Convertible bonds.
Schedule of convertible bonds

	December 31,
	2022	2023
	US$	US$

Current
2025 Convertible Senior Notes	435,087	—
2026 Convertible Senior Notes	—	405,603
	435,087	405,603
Non-current
2026 Convertible Senior Notes	401,173	—
	401,173	—